Debt - Narrative (Details) - USD ($)		5 Months Ended	12 Months Ended
	Oct. 18, 2022	May 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 13, 2024	Dec. 13, 2023	May 31, 2020
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Interest			$ 3,458,000
Debt, PIK Notes issued in period			$ 3,458,000	$ 3,309,000	$ 0
Common stock, par or stated value per share (in dollars per share)			$ 0.001	$ 0.001
The Credit Facility Mature On January 2028 | Revolver
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 50,000,000
Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Line of Credit, Current			3,000,000
Revolver | Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, unused borrowing capacity, amount			12,449,000	$ 8,608,000
Line of Credit, Current			$ 3,000,000	11,000,000
Revolver | Revolver | Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Repayments of Lines of Credit		$ 4,608,000
Revolver | Revolver | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Debt instrument, applicable margin percentage			0.90%
Revolver | Revolver | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Debt instrument, applicable margin percentage			2.30%
Revolver | Revolver | Revolving Credit Facility | 30 Days
Debt Instrument [Line Items]
Line of credit facility, elected period duration			30 days
Revolver | Revolver | Revolving Credit Facility | 90 Days
Debt Instrument [Line Items]
Line of credit facility, elected period duration			90 days
Revolver | Revolver | Revolving Credit Facility | 180 Days
Debt Instrument [Line Items]
Line of credit facility, elected period duration			180 days
Revolver | Revolver | Revolving Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			0.50%
Revolver | Revolver | Revolving Credit Facility | 6.17% Annual Interest Rate
Debt Instrument [Line Items]
Line of credit facility, interest rate during period			6.17%
Convertible Senior Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount							$ 65,000,000
Debt instrument, cash interest rate							5.00%
Debt instrument, paid in kind interest rate							5.00%
Debt, PIK Notes issued in period			$ 3,458,000	3,309,000
Debt issuance costs, net							$ 116,000
Debt instrument, initial conversion price						$ 1.214
Common stock, par or stated value per share (in dollars per share)							$ 0.001
Derivative, underlying investment, fair value							$ 14,740,000
Embedded derivative, gain on embedded derivative			2,777,000	11,389,000
Paycheck Protection Program Loan | Loans Payable
Debt Instrument [Line Items]
Debt instrument, face amount								$ 5,396,000
Debt instrument, interest rate, stated percentage								1.00%
Debt instrument, decrease, forgiveness	$ 4,923,000
Repayments of debt			$ 83,000	$ 196,000